Rule 497(j)


May 26, 2005
VIA EDGAR




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Continental Assurance Company Separate Account (B)
         Post-Effective Amendment No. 55 to Form N-3 (Registration No. 2-25483)

To the Commission Staff:

	On behalf of Continental Assurance Company Separate Account (B) (the "Separate Account"), I am transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, I certify that the form of prospectus and statement of additional information for the variable annuity contracts offered by Continental Assurance Company through the Separate Account that would have been filed under Rule 497(c) would not have differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-3 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2005.

	Please call the undersigned at 312.822.4921 if you have any questions concerning this filing.

Very truly yours,



/s/ LYNNE GUGENHEIM
Lynne Gugenheim
Secretary